Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement - Spartacus Acquisition Corp [Member] - $ / shares			5 Months Ended	9 Months Ended
	Dec. 31, 2020	Oct. 19, 2020	Dec. 31, 2020	Sep. 30, 2021
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Stock Price		$ 9.46
Strike Price		$ 11.5
Term (in years)		7 years
Risk-free rate		0.30%
Dividend yield		0.00%
Redemption price		$ 18
Fair value of warrants		$ 1.05
Public Warrants [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)		10.00%
Public Warrants [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)		22.00%
Private Placement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Stock Price	$ 10.06	$ 9.46	$ 10.06
Strike Price	11.5	$ 11.5	$ 11.5
Term (in years)		7 years	7 years
Risk-free rate		0.30%	0.40%
Dividend yield		0.00%	0.00%
Redemption price
Fair value of warrants	1.35	$ 1.09	1.35
Private Placement [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Stock Price	10.06		10.06	$ 10.12
Strike Price	$ 11.5		$ 11.5	$ 11.5
Term (in years)	6 years 3 months 18 days			5 years 1 month 6 days
Volatility (pre/post business combination)		10.00%	10.00%
Risk-free rate	0.40%			1.00%
Dividend yield	0.00%			0.00%
Redemption price
Fair value of warrants	$ 1.35		$ 1.35	$ 1.83
Private Placement [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)		22.00%	25.00%